3. STOCKHOLDERS' EQUITY (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Assumptions for fair value of options granted
Year Ended
June 30, 2016
Assumptions:
Option life	5.5 years
Risk-free interest rate	1.01%
Stock volatility	188%
Dividend yield	0
Weighted average fair value of grants	$0.49

Stock option activity
	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding at June 30, 2016	1,136,000	$0.79	7.74 years
Cancellations	(1,600)	$6.25
Outstanding at December 31, 2016	1,134,400	$0.78	7.50 years

	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding at July 1, 2014	409,087	$4.41	6.27 years
Grants	714,000	$0.75
Cancellations	(44,008)	$18.04
Outstanding at June 30, 2015	1,079,079	$1.43	8.46 years
Grants	160,000	$0.49
Cancellations	(103,079)	$7.03
Outstanding at June 30, 2016	1,136,000	$0.79	8.00 years

Stock options outstanding by exercise price ranges
Range of Exercise Prices	Number of Shares	Weighted-Average Remaining Contractual Life (years)	Weighted-Average Exercise Price	Exercisable Number of Shares	Exercisable Weighted-Average Exercise Price
$0.27	40,000	4.54	$0.27	40,000	$0.27
$0.48	60,000	9.25	$0.48	20,000	$0.48
$0.50	80,000	9.47	$0.50	35,000	$0.50
$0.50	20,000	4.47	$0.50	20,000	$0.50
$0.55	37,000	5.11	$0.55	37,000	$0.55
$0.73	603,000	8.38	$0.73	402,000	$0.73
$0.85	9,000	6.01	$0.85	9,000	$0.85
$0.90	9,000	7.01	$0.90	9,000	$0.90
$0.95	65,000	7.53	$0.95	65,000	$0.95
$1.20	207,800	5.17	$1.20	207,800	$1.20
$1.25	1,200	1.90	$1.25	1,200	$1.25
$1.35	1,200	2.90	$1.35	1,200	$1.35
$7.75	1,200	0.09	$7.75	1,200	$7.75
$0.27–$7.75	1,134,400	7.50	$0.78	848,400	$0.83

Range of Exercise Prices	Number of Shares	Weighted-Average Remaining Contractual Life (years)	Weighted-Average Exercise Price	Exercisable Number of Shares	Exercisable Weighted-Average Exercise Price
$0.27	40,000	5.04	$0.27	40,000	$0.27
$0.48	60,000	9.75	$0.48	20,000	$0.48
$0.50	100,000	8.98	$0.50	0	$0.50
$0.55	37,000	5.62	$0.55	37,000	$0.55
$0.73	603,000	8.88	$0.73	402,000	$0.73
$0.85	9,000	6.51	$0.85	9,000	$0.85
$0.90	9,000	7.51	$0.90	9,000	$0.90
$0.95	65,000	8.03	$0.95	53,333	$0.95
$1.20	207,800	5.67	$1.20	207,800	$1.20
$1.25	1,200	2.41	$1.25	1,200	$1.25
$1.35	1,200	3.40	$1.35	1,200	$1.35
$6.25	1,600	0.41	$6.25	1,600	$6.25
$7.75	1,200	1.41	$7.75	1,200	$7.75
$0.27–$7.75	1,136,000	8.00	$0.79	783,333	$0.86